MoA Intermediate Bond Fund Investment Risks - MoA Intermediate Bond Fund	Dec. 31, 2025
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security.
General Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
US Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
Corporate Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities.
Mortgage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Bonds rated BBB or lower generally have more credit risk than higher-rated securities. Below-investment grade debt — also known as “High-yield bonds” and “junk bonds” — have a higher risk of default and tend to be less liquid than higher-rated securities.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk: Debt securities may be difficult to purchase or sell, and the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.
Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
Zero Coupon Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, loss of money is a risk of investing in the Fund.